DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative liability created upon issuance of convertible debenture and warrants			$ 680,000	$ 3,982,000	$ 361,152
Decreased derivative liability				550,152
Loss on extinguishment of debt			4,324,000	1,672,000
Derivative liability				2,121,000
Convertible notes converted			3,500,000
Derivative liability balance related to embedded conversion feature			4,324,000
Change in the fair value of derivative liability		$ 1,793,000	$ 1,523,000	$ (549,714)